Note 14 Loans and advances maturing in more than one year by interest rate fixed and floating (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	€ 132,300	€ 132,814	€ 135,249
Foreign security	106,465	107,895	166,680
Total loans and advances maturing in more than one year	238,765	240,710	301,929
Fixed interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	56,756	46,104	55,920
Foreign security	62,228	66,444	68,915
Total loans and advances maturing in more than one year	118,984	112,548	124,835
Floating interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	75,544	86,710	79,329
Foreign security	44,237	41,452	97,765
Total loans and advances maturing in more than one year	€ 119,781	€ 128,162	€ 177,095